BALANCE SHEET - USD ($)		Sep. 30, 2021	Jun. 30, 2021	Mar. 02, 2021	Dec. 31, 2020		Nov. 12, 2020	Nov. 11, 2020
Current Assets
Cash		$ 797,602		$ 2,431,242	$ 25,000
Prepaid expenses		454,364		881,294
Total current assets		1,251,966		3,312,536	25,000
Deferred offering costs					146,634
Other assets		178,020
Total assets		317,700,372		319,562,536	171,634
Current liabilities
Accounts payable and accrued expenses		545,835		1,116,936	65,584
Promissory note payable - related party					100,000
Total current liabilities		545,835		1,116,936	165,584
Total liabilities		35,205,585		35,004,435	165,584
Permanent equity:
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none outstanding
Common stock				791
Additional paid-in capital				0	24,209
Accumulated deficit		(33,776,390)		(31,692,690)	(18,950)		$ 2,915,213
Total Stockholders' Equity		(33,775,599)	$ (29,171,276)	(31,691,899)	6,050	[1],[2]		$ 0
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY		317,700,372		$ 319,562,536	171,634
Class B Common Stock
Permanent equity:
Common stock	[3]	$ 791			$ 791	[1],[2]

[1]	Includes an aggregate of up to 1,031,250 shares that are subject to forfeiture if the over-allotment option is not exercised in full by the underwriters (see Note 7).
[2]	The shares and the associated amounts have been retroactively restated to reflect the stock dividend of 0.1 shares of Class B common stock for each share of Class B common stock outstanding on February 25, 2021 (see Note 2).
[3]	The shares and the associated amounts have been retroactively restated to reflect the stock dividend of 0.1 share of Class B common stock for each share of Class B common stock outstanding on February 25, 2021.